Label	Element	Value
Equity Portfolios - Advisor Classes | Disciplined U.S. Small Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Disciplined U.S. Small Cap Equity Portfolio